STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2021
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

17. STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the PRC laws and regulations, the Group’s PRC subsidiaries and VIEs and their subsidiarie are required to make appropriation to certain statutory reserves, namely a general reserve, enterprise expansion reserve, and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in their PRC statutory accounts. The Group’s PRC subsidiaries and VIEs are required to appropriate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the board of directors of each of the Group’s PRC subsidiaries and VIEs. There were no appropriations to these reserves by the Group’s PRC entities for the years ended December 31,2020 and 2021.

As a result of PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Company. Amounts restricted include paid-in capital and statutory reserves of the Group’s subsidiaries and VIEs and their subsidiaries. As of December 31, 2021, the aggregate amounts of paid-in capital, capital reserve and statutory reserves represented the amount of net assets of the relevant entities in the Group not available for distribution amounted to RMB2,852,362.